CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE (LOSS)/INCOME (UNAUDITED) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025 [1]
CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE (LOSS)/INCOME
Revenue	$ 415.4	$ 392.1
Cost of sales	(183.6)	(173.8)
Administrative expenses	(120.7)	(52.7)
Other income	0.2	0.2
Operating income	111.3	165.8
Finance income	116.6	18.3
Finance costs	(110.7)	(93.1)
Income before income tax	117.2	91.0
Income tax expense	(50.1)	(44.1)
Income from continuing operations	67.1	46.9
Income/(loss) from discontinued operations	9.9	(16.2)
Income for the period	77.0	30.7
Attributable to:
Owners of the Company	75.8	33.1
Non-controlling interests	1.2	(2.4)
Income for the period	77.0	30.7
Income/(loss) attributable to owners arises from:
Continuing operations	67.2	46.9
Discontinued operations	8.6	(13.8)
Profit/(loss) attributable to owners	$ 75.8	$ 33.1
Income per share from continuing operations
Income per share ($) - basic	$ 0.2	$ 0.14
Income per share ($) - diluted	0.2	0.14
Income per share
Income per share ($) - basic	0.23	0.1
Income per share ($) - diluted	$ 0.22	$ 0.1
Items that may be reclassified to income or loss
Exchange differences on translation of foreign operations	$ (34.8)	$ 75.2
Other comprehensive (loss)/income for the period, net of taxes	(34.8)	75.2
Total comprehensive income for the period	42.2	105.9
Attributable to:
Owners of the Company	34.1	96.8
Non-controlling interests	8.1	9.1
Total comprehensive income for the period	42.2	105.9
Total comprehensive income for the period attributable to owners arises from:
Continuing operations	0.4	47.5
Discontinued operations	33.7	49.3
Total comprehensive income for the period attributable to owners	$ 34.1	$ 96.8

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.